Long Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt gross	$ 120,370	$ 121,940
Unamortized debt issuance costs	(4,438)	(4,704)	$ (377)
Total long-term debt	115,932	117,236	27,329
Current portion	(6,272)	(6,275)	(1,004)
Long-term portion	109,660	110,960	26,325
Secured Term Loans
Debt Instrument [Line Items]
Long-term debt gross	120,313	121,875	24,184
Payroll Protection Plan
Debt Instrument [Line Items]
Long-term debt gross			2,164
Other
Debt Instrument [Line Items]
Long-term debt gross	$ 58	$ 65	$ 1,358